UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21913

                             BHR Institutional Funds
               (Exact name of registrant as specified in charter)

                      1160 West Swedesford Road, Suite 140
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                                   Brian Ferko
                              BHR Fund Advisors, LP
                      1160 West Swedesford Road, Suite 140
                                Berwyn, PA 19312
                     (Name and address of agent for service)

                  Registrant's telephone number, including area
                               code: 610-854-0904

                      Date of fiscal year end: September 30

                     Date of reporting period: June 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.
The Schedules of Investments are attached herewith.

BHR Institutional Funds
Ark Concentrated Growth Fund
Schedule of Investments June 30, 2007 (Unaudited)


                                                                                Number of        Market
                                                                                  Shares         Value
                                                                               -------------   -----------
COMMON STOCKS - 96.8%
Consumer Discrectionary - 9.8%
Crocs, Inc.*                                                                            284       $12,221
Sears Holdings Corp.*                                                                    72        12,204
Starwood Hotels & Resorts Worldwide, Inc.                                               295        19,786
Urban Outfitters, Inc.*                                                                 622        14,947
                                                                                               -----------
                                                                                                   59,158
                                                                                               -----------

Consumer Staples - 10.7%
Altria Group, Inc.                                                                      222        15,571
Kraft Foods, Inc., Class A                                                              381        13,430
Procter & Gamble Co.                                                                    391        23,925
Walgreen Co.                                                                            270        11,756
                                                                                               -----------
                                                                                                   64,682
                                                                                               -----------

Energy - 2.3%
Range Resources Corp.                                                                   370        13,842
                                                                                               -----------

Financials - 9.9%
American Express Co.                                                                    375        22,942
American International Group, Inc.                                                      266        18,628
Morgan Stanley                                                                          215        18,034
                                                                                               -----------
                                                                                                   59,604
                                                                                               -----------

Health Care - 15.4%
Abbott Laboratories                                                                     336        17,993
Biogen Idec, Inc.*                                                                      319        17,066
Genentech, Inc.*                                                                        336        25,422
Gilead Sciences, Inc.*                                                                  406        15,741
Medco Health Solutions, Inc.*                                                           208        16,222
                                                                                               -----------
                                                                                                   92,444
                                                                                               -----------

Industrials - 15.8%
Boeing Co.                                                                              145        13,943
Caterpillar, Inc.                                                                       174        13,624
Fluor Corp.                                                                             184        20,492
General Electric Co.                                                                    500        19,140
Oshkosh Truck Corp.                                                                     190        11,955
Union Pacific Corp.                                                                     140        16,121
                                                                                               -----------
                                                                                                   95,275
                                                                                               -----------

Information Technology - 32.9%
Apple, Inc.*                                                                            120        14,645
Broadcom Corp., Class A*                                                                536        15,678
Ciscso Systems, Inc.*                                                                   693        19,300
Electronic Arts, Inc.*                                                                  641        30,332
Google, Inc., Class A*                                                                   55        28,786
Corning, Inc.*                                                                          899        22,969
QUALCOMM, Inc.                                                                          945        41,004
SanDisk Corp.*                                                                          298        14,584
Western Union Co. (The)                                                                 500        10,415
                                                                                               -----------
                                                                                                  197,713
                                                                                               -----------



Total Investments - 96.8%
   (Cost $537,603)                                                                                582,718
Other Assets Less Liabilities - 3.2%                                                               19,146
                                                                                               -----------
NET ASSETS - 100.0%                                                                              $601,864
                                                                                               ===========

* Non-income producing security.




Sector Allocation                                             % of Net Assets
-----------------                                             ---------------
Information Technology                                                    32.9 %
Industrials                                                               15.8
Health Care                                                               15.4
Consumer Staples                                                          10.7
Financials                                                                 9.9
Consumer Discrectionary                                                    9.8
Energy                                                                     2.3
Cash and other                                                             3.2
                                                              -----------------
                                                                         100.0 %
                                                              =================

                                  See notes to Schedule of Investments.

                             BHR Institutional Funds
--------------------------------------------------------------------------------
                        Notes to Schedule of Investments
                            June 30, 2007 (Unaudited)

Note A. Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent, third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Committee using the Fair Value Procedures approved by the Board of Trustees.

Note B. Tax Disclosure - No provision for Federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2007.

The cost, unrealized appreciation and depreciation, which are book figures that approximate Federal income tax basis at June 30, 2007 for each Fund, are as follows:

                                                                                                     Net
                                                              Unrealized        Unrealized        Unrealized
                Fund                          Cost           Appreciation      Depreciation      Appreciation
-------------------------------------- ------------------- ------------------ ---------------  -----------------
Concentrated Growth Fund                  $  537,603           $ 52,935         $ (7,820)           $ 45,115


For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

BHR Institutional Funds
ClariVest International Equity Fund
Schedule of Investments June 30, 2007 (Unaudited)

                                                                     Number of            Market
                                                                       Shares             Value
                                                                    -------------  ---------------------
COMMON STOCKS - 99.0%
Australia - 2.9%
Allegiance Mining NL*                                                      6,200                 $4,182
Australian Worldwide Exploration, Ltd.*                                    1,711                  5,284
Centennial Coal Co., Ltd.                                                  1,248                  3,208
Commonwealth Bank of Australia                                               210                  9,843
Macquarie Media Group, Ltd.                                                  798                  3,284
Suncorp-Metway, Ltd.                                                         364                  6,229
Woolworths, Ltd.                                                             421                  9,644
                                                                                   ---------------------
                                                                                                 41,674
                                                                                   ---------------------

Belgium - 2.8%
Fortis                                                                       352                 14,980
Mobistar SA                                                                  290                 24,753
                                                                                   ---------------------
                                                                                                 39,733
                                                                                   ---------------------

Denmark - 0.5%
Bavarian Nordic A/S*                                                          75                  7,078
                                                                                   ---------------------

Finland - 0.3%
Elisa Oyj                                                                    138                  3,768
                                                                                   ---------------------

France - 9.3%
Air France-KLM                                                               163                  7,615
BNP Paribas                                                                  251                 29,953
Bouygues                                                                      75                  6,299
CNP Assurances                                                                50                  6,412
Credit Agricole SA                                                           734                 29,927
Gaz de France SA                                                             199                 10,076
Metaleurop SA*                                                               150                  3,920
Nexans SA                                                                     30                  5,016
Societe Generale                                                             150                 27,861
Unibail-Rodamco                                                               20                  5,136
                                                                                   ---------------------
                                                                                                132,215
                                                                                   ---------------------

Germany - 5.3%
Allianz SE                                                                   175                 41,027
Deutsche Beteiligungs AG                                                     125                  5,065
Fresenius Medical Care AG & Co. KGaA                                         144                  6,638
Salzgitter AG                                                                117                 22,673
                                                                                   ---------------------
                                                                                                 75,403
                                                                                   ---------------------

Hong Kong - 4.8%
CLP Holdings, Ltd.                                                         1,500                 10,063
Foxconn International Holdings, Ltd.*                                      3,000                  8,596
Hang Lung Group, Ltd.                                                      3,000                 13,546
Hutchison Telecommunications International, Ltd.                           3,000                  3,868
Hutchison Whampoa, Ltd.                                                    1,000                  9,932
Kingboard Chemical Holdings, Ltd.                                            500                  2,302
Pacific Basin Shipping, Ltd..                                             15,000                 16,884
Regal Hotels International Holdings, Ltd.                                 32,000                  2,701
                                                                                   ---------------------
                                                                                                 67,892
                                                                                   ---------------------



Ireland - 1.1%
Allied Irish Banks PLC                                                       250                  6,824
Irish Life & Permanent PLC                                                   375                  9,466
                                                                                   ---------------------
                                                                                                 16,290
                                                                                   ---------------------

Italy - 4.7%
Capitalia SpA                                                                775                  7,714
EEMS Italia SpA*                                                             368                  2,873
Enel SpA                                                                     630                  6,785
Fiat SpA                                                                     304                  9,061
Intesa Sanpaolo SpA                                                          337                  2,517
Telecom Italia SpA                                                         2,870                  7,868
UniCredito Italiano SpA                                                    1,923                 17,219
Unione di Banche Italiane SCPA                                               475                 12,092
                                                                                   ---------------------
                                                                                                 66,129
                                                                                   ---------------------

Japan - 27.2%
Aozora Bank, Ltd.                                                          6,000                 22,106
Astellas Pharma, Inc.                                                        700                 30,382
Brother Industries, Ltd.                                                   2,000                 29,329
Canon, Inc.                                                                  500                 29,272
Eizo Nanao Corp.                                                             200                  6,510
FCC Co., Ltd.                                                                200                  4,105
Fuji Machine Manufacturing Co., Ltd.                                         200                  4,672
FUJIFILM Holdings Corp.                                                      200                  8,923
Itochu Corp.                                                               3,000                 34,690
JFE Holdings, Inc.                                                           100                  6,211
KDDI Corp.                                                                     1                  7,393
Konica Minolta Holdings, Inc.                                                500                  7,365
Marubeni Corp.                                                             3,000                 24,657
Miraca Holdings, Inc.                                                        200                  4,000
Mitsui & Co., Ltd.                                                         1,000                 19,879
Musashi Seimitsu Industry Co., Ltd.                                          100                  2,583
Nippon Mining Holdings, Inc.                                               1,000                  9,571
Nippon Yusen KK                                                            1,000                  9,158
Pacific Metals Co., Ltd.                                                   1,000                 16,721
Ricoh Co., Ltd.                                                            1,000                 23,078
Shima Seiki Manufacturing Ltd.                                               100                  3,385
Sony Corp.                                                                   100                  5,126
Sumitomo Corp.                                                             1,100                 20,041
Sumitomo Metal Industries, Ltd.                                            1,000                  5,879
Suncity Co., Ltd.                                                              5                  3,207
TDK Corp.                                                                    100                  9,652
Toyota Motor Corp.                                                           400                 25,264
TSUDAKOMA Corp.                                                            1,000                  3,676
Tsumura & Co.                                                                300                  5,527
Yamato Kogyo Co., Ltd.                                                       100                  3,960
                                                                                   ---------------------
                                                                                                386,322
                                                                                   ---------------------

Netherlands - 2.0%
Arcelor Mittal                                                                77                  4,843
ING Groep NV, CVA                                                            133                  5,890
Royal Dutch Shell PLC, Class A                                               332                 13,537
USG People NV                                                                 73                  3,441
                                                                                   ---------------------
                                                                                                 27,711
                                                                                   ---------------------

Norway - 0.3%
Deep Sea Supply PLC                                                          500                  2,277
Petrolia Drilling ASA*                                                     4,000                  2,357
                                                                                   ---------------------
                                                                                                  4,634
                                                                                   ---------------------



Portugal - 0.3%
Altri SGPS SA                                                                474                  4,385
                                                                                   ---------------------

Singapore - 0.3%
Singapore Petroleum Co., Ltd.                                              1,000                  3,759
                                                                                   ---------------------

Spain - 6.1%
ACS Actividades Cons y Serv                                                  500                 31,954
Banco Bilbao Vizcaya Argentaria SA                                           400                  9,832
Repsol YPF SA                                                                625                 24,690
Telefonica SA                                                                907                 20,261
                                                                                   ---------------------
                                                                                                 86,737
                                                                                   ---------------------

Sweden - 1.2%
Brostrom AB, Class B                                                         300                  3,183
JM AB                                                                        200                  6,096
Swedbank AB, Class A                                                         200                  7,262
                                                                                   ---------------------
                                                                                                 16,541
                                                                                   ---------------------

Switzerland - 12.9%
Credit Suisse Group                                                          107                  7,626
Galenica AG                                                                   10                  3,663
Nestle SA                                                                     25                  9,506
Novartis AG                                                                  474                 26,686
Roche Holding AG                                                             225                 39,911
Swiss Reinsurance                                                            325                 29,673
Swisscom AG                                                                   25                  8,542
Temenos Group AG*                                                            121                  2,903
Vontobel Holding AG                                                           50                  2,872
Xstrata PLC                                                                  286                 17,140
Zurich Financial Services AG                                                 112                 34,657
                                                                                   ---------------------
                                                                                                183,179
                                                                                   ---------------------

United Kingdom - 17.0%
Alliance & Leicester PLC                                                   1,026                 22,767
AstraZeneca PLC                                                               59                  3,176
Barclays PLC                                                               1,224                 17,092
Barratt Developments PLC                                                     363                  7,232
Bovis Homes Group PLC                                                        375                  6,719
Britvic PLC                                                                  541                  4,203
BT Group PLC                                                               3,239                 21,608
Dairy Crest Group PLC                                                        214                  2,922
HBOS PLC                                                                   1,722                 34,048
Legal & General Group PLC                                                  5,754                 17,328
Lloyds TSB Group PLC                                                       1,725                 19,243
Lonmin PLC                                                                   125                 10,082
Marks & Spencer Group PLC                                                    190                  2,394
Next PLC                                                                     650                 26,200
Royal Dutch Shell PLC, Class B                                               560                 23,404
Vodafone Group PLC                                                         1,643                  5,531
WM Morrison Supermarkets PLC                                               2,744                 16,654
                                                                                   ---------------------
                                                                                                240,603
                                                                                   ---------------------

Total Investments - 99.0%
   (Cost $1,359,965)                                                                          1,404,053
Other Assets Less Liabilities - 1.0%                                                             14,403
                                                                                   ---------------------
NET ASSETS - 100.0%                                                                          $1,418,456
                                                                                   =====================

* Non-income producing security.

Sector Allocation                                  % of Net Assets
-----------------                                  ---------------
Financials                                                     33.8 %
Industrials                                                    13.7
Health Care                                                     9.0
Information Technology                                          8.6
Consumer Discretionary                                          7.8
Telecommunication Services                                      7.7
Materials                                                       7.1
Energy                                                          6.4
Consumer Staples                                                3.0
Utilities                                                       1.9
Cash and other                                                  1.0
                                                   -----------------
                                                              100.0 %
                                                   =================

                     See notes to Schedules of Investments.

BHR Institutional Funds
ClariVest SMid Cap Growth Fund
Schedule of Investments June 30, 2007 (Unaudited)


                                                             Number of         Market
                                                               Shares          Value
                                                            -------------   -------------
COMMON STOCKS - 99.0%
Consumer Discretionary - 21.7%
Aeropostale, Inc.*                                                   149          $6,210
Aftermarket Technology Corp.*                                         65           1,929
American Eagle Outfitters, Inc.                                      148           3,798
Bally Technologies, Inc.*                                             26             687
Big Lots, Inc.*                                                      137           4,031
Deckers Outdoor Corp.*                                                59           5,953
Dollar Tree Stores, Inc.*                                            163           7,099
Family Dollar Stores, Inc.                                            23             789
Fossil, Inc.*                                                         43           1,268
Greenfield Online, Inc.*                                             114           1,814
Gymboree Corp.*                                                       51           2,010
Hasbro, Inc.                                                          77           2,419
Jo-Ann Stores, Inc.*                                                  70           1,990
Lin TV Corp., Class A*                                                96           1,806
Men's Wearhouse, Inc. (The)                                           97           4,954
Payless Shoesource, Inc.*                                             42           1,325
Pep Boys - Manny, Moe & Jack (The)                                   108           2,177
Service Corp. International                                          513           6,556
Sinclair Broadcast Group, Inc., Class A                              225           3,200
Standard Motor Products, Inc.                                        203           3,051
Stewart Enterprises, Inc., Class A                                   148           1,153
Sturm Ruger & Co., Inc.*                                             325           5,044
                                                                            -------------
                                                                                  69,263
                                                                            -------------

Consumer Staples - 9.3%
Alliance One International, Inc.*                                    563           5,658
Corn Products International, Inc.                                    171           7,772
Fresh Del Monte Produce, Inc.                                        261           6,538
J.M. Smucker Co. (The)                                                54           3,438
Loews Corp.                                                           81           6,259
                                                                            -------------
                                                                                  29,665
                                                                            -------------

Energy - 4.7%
EV Energy Partner LP                                                  17             625
Global Industries, Ltd.*                                             149           3,996
Hercules Offshore, Inc.*                                             137           4,436
Tesoro Corp.                                                         102           5,829
                                                                            -------------
                                                                                  14,886
                                                                            -------------
Financials - 7.0%
Argonaut Group, Inc.                                                  57           1,779
Ashford Hospitality Trust, Inc., REIT                                 50             588
Crystal River Capital, Inc., REIT                                    135           3,278
First BanCorp.                                                       123           1,352
Health Care Property Investors, Inc., REIT                            68           1,967
Hospitality Properties Trust, REIT                                   131           5,435
IntercontinentalExchange, Inc.*                                        6             887
KKR Financial Corp.                                                  219           5,455
Newcastle Investment Corp., REIT                                      21             526
Redwood Trust, Inc., REIT                                             14             677
SEI Investments Co.                                                   20             581
                                                                            -------------
                                                                                  22,525
                                                                            -------------



Health Care - 8.5%
Air Methods Corp.*                                                    39           1,430
Albany Molecular Research, Inc.*                                      78           1,158
American Oriental Bioengineering, Inc.*                              224           1,994
Analogic Corp.                                                        59           4,337
Bruker BioSciences Corp.*                                            364           3,280
Chemed Corp.                                                          22           1,458
Conmed Corp.*                                                         69           2,020
Cypress Bioscience, Inc.*                                             95           1,260
Health Net, Inc.*                                                    106           5,597
Healthspring, Inc.*                                                   39             743
Medical Action Industries, Inc.*                                      64           1,156
SuperGen, Inc.*                                                      514           2,858
                                                                            -------------
                                                                                  27,291
                                                                            -------------

Industrials - 12.3%
Belden, Inc.                                                          14             775
CDI Corp.                                                             82           2,640
Comfort Systems USA, Inc.                                             50             709
Granite Construction, Inc.                                           109           6,996
Horizon Lines, Inc., Class A                                          20             655
Huron Consulting Group, Inc.*                                         71           5,184
ICF International, Inc.*                                             134           2,696
Pall Corp.                                                            69           3,173
Perini Corp.*                                                         34           2,092
Spartan Motors, Inc.                                                  83           1,404
Spherion Corp.*                                                       76             714
Sun Hydraulics Corp.                                                  24           1,182
Terex Corp.*                                                          52           4,228
TransDigm Group, Inc.*                                                60           2,428
United Industrial Corp.                                               29           1,739
URS Corp.*                                                            59           2,864
                                                                            -------------
                                                                                  39,479
                                                                            -------------

Information Technology - 14.0%
Acme Packet, Inc.*                                                    57             655
Arrow Electronics, Inc.*                                             111           4,266
Avnet, Inc.*                                                          60           2,378
BMC Software, Inc.*                                                  144           4,363
Brooks Automation, Inc.*                                              47             853
CommScope, Inc.*                                                     152           8,869
Covansys Corp.*                                                       61           2,070
Dycom Industries, Inc.*                                               74           2,219
Factset Research Systems, Inc.                                        76           5,195
LTX Corp.*                                                           354           1,968
Methode Electronics, Inc.                                             82           1,283
ON Semiconductor Corp.*                                              246           2,637
S1 Corp.*                                                            453           3,619
SPSS, Inc.*                                                           34           1,501
Verigy, Ltd.*                                                        102           2,918
                                                                            -------------
                                                                                  44,794
                                                                            -------------

Materials - 12.0%
Albemarle Corp.                                                       25             963
Ashland, Inc.                                                         69           4,413
CF Industries Holdings, Inc.                                          73           4,372
Crown Holdings, Inc.*                                                281           7,017
Haynes International, Inc.*                                           63           5,319
Quanex Corp.                                                         106           5,162
Sigma-Aldrich Corp.                                                  127           5,419
Steel Dynamics, Inc.                                                  48           2,012
Temple-Inland, Inc.                                                   13             800
USEC, Inc.*                                                          126           2,769
                                                                            -------------
                                                                                  38,246
                                                                            -------------



Telecommunication Services - 1.0%
CenturyTel, Inc.                                                      65           3,188
                                                                            -------------

Utilities - 8.5%
Alliant Energy Corp.                                                 133           5,167
Integrys Energy Group, Inc.                                          100           5,073
Northwest Natural Gas Co.                                             83           3,834
Portland General Electric Co.                                        150           4,116
South Jersey Industries, Inc.                                         71           2,512
Suburban Propane Partners LP                                         134           6,415
                                                                            -------------
                                                                                  27,117
                                                                            -------------

Total Investments - 99.0%
   (Cost $296,847)                                                               316,454
Other Assets Less Liabilities - 1.0%                                               3,187
                                                                            -------------
NET ASSETS - 100.0%                                                             $319,641
                                                                            =============

*   Non-income producing security.
REIT - Real Estate Investment Trust.


Sector Allocation                          % of Net Assets
-----------------                          ---------------
Consumer Discretionary                                 21.7 %
Information Technology                                 14.0
Industrials                                            12.3
Materials                                              12.0
Consumer Staples                                        9.3
Health Care                                             8.5
Utilities                                               8.5
Financials                                              7.0
Energy                                                  4.7
Telecommunication Services                              1.0
Cash and other                                          1.0
                                           -----------------
                                                      100.0 %
                                           =================

                         See notes to Schedules of Investments.

                             BHR Institutional Funds
--------------------------------------------------------------------------------
                        Notes to Schedules of Investments
                            June 30, 2007 (Unaudited)

Note A. Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent, third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. Securities which are primarily traded in Latin American or South American markets are valued each day approximately at the time of the close of regular trading on the New York Stock Exchange as though such time were the close of trading on such Latin American or South American markets and such Latin American or South American markets were a U.S. market. When the New York Stock Exchange is open, but the foreign market on which a security primarily trades is closed, the security will generally be valued at the last available closing value (subject to the Fair Value Procedures adopted by the Board) using the prevailing exchange rate.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Committee using the Fair Value Procedures approved by the Board of Trustees.

Note B. Tax Disclosure - No provision for Federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2007.

The cost, unrealized appreciation and depreciation, which are book figures that approximate Federal income tax basis at June 30, 2007 for each Fund, are as follows:

                                                                                                        Net
                                                                  Unrealized        Unrealized       Unrealized
Fund                                         Cost                Appreciation      Depreciation     Appreciation
-------------------------------------- ------------------- ------------------ ---------------- -----------------
International Equity Fund              $  1,359,965        $        71,695    $     (27,607)      $    44,088

SMid Cap Growth Fund                        296,847                 28,601           (8,994)           19,607


For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

BHR Institutional Funds
Smith Group Large Cap Core Growth Fund
Schedule of Investments June 30, 2007 (Unaudited)


                                                                Number of        Market
                                                                  Shares         Value
                                                               -------------   -----------
COMMON STOCKS - 98.0%
Consumer Discrectionary - 11.9%
Coach, Inc.*                                                             24        $1,137
Dollar Tree Stores, Inc.*                                                29         1,263
Kohl's Corp.*                                                            16         1,137
Men's Wearhouse, Inc. (The)                                              23         1,175
Omnicom Group, Inc.                                                      22         1,164
                                                                               -----------
                                                                                    5,876
                                                                               -----------

Consumer Staples - 4.7%
Colgate-Palmolive Co.                                                    18         1,167
PepsiCo, Inc.                                                            18         1,167
                                                                               -----------
                                                                                    2,334
                                                                               -----------

Energy - 7.7%
Exxon Mobil Corp.                                                        15         1,258
Marathon Oil Corp.                                                       20         1,199
National Oilwell Varco, Inc.*                                            13         1,355
                                                                               -----------
                                                                                    3,812
                                                                               -----------

Financials - 17.2%
AMBAC Financial Group, Inc.                                              14         1,221
Assurant, Inc.                                                           21         1,237
Bank of New York Mellon Corp. (The)                                      30         1,243
Hartford Financial Services Group, Inc.                                  12         1,182
JPMorgan Chase & Co.                                                     24         1,163
Northern Trust Corp.                                                     19         1,221
T. Rowe Price Group, Inc.                                                24         1,245
                                                                               -----------
                                                                                    8,512
                                                                               -----------

Health Care - 14.2%
Becton Dickinson & Co.                                                   16         1,192
Cigna Corp.                                                              21         1,097
Express Scripts, Inc.*                                                   24         1,200
Humana, Inc.*                                                            20         1,218
Schering-Plough Corp.                                                    37         1,126
Waters Corp.*                                                            20         1,187
                                                                               -----------
                                                                                    7,020
                                                                               -----------

Industrials - 15.0%
Danaher Corp.                                                            17         1,284
Jacobs Engineering Group, Inc.*                                          21         1,208
Manitowoc Co., Inc. (The)                                                16         1,286
Manpower, Inc.                                                           13         1,199
Northrop Grumman Corp.                                                   16         1,246
United Technologies Corp.                                                17         1,206
                                                                               -----------
                                                                                    7,429
                                                                               -----------



Information Technology - 19.6%
Amphenol Corp., Class A                                                  29         1,034
Cadence Design Systems, Inc.*                                            53         1,164
Cisco Systems, Inc.*                                                     45         1,253
Harris Corp.                                                             24         1,309
Hewlett-Packard Co.                                                      27         1,205
Microsoft Corp.                                                          40         1,179
Oracle Corp.*                                                            62         1,222
Texas Instruments, Inc.                                                  35         1,317
                                                                               -----------
                                                                                    9,683
                                                                               -----------

Materials - 5.2%
Air Products & Chemicals, Inc.                                           16         1,286
Rohm & Haas Co.                                                          23         1,258
                                                                               -----------
                                                                                    2,544
                                                                               -----------

Telecommunication Services - 2.5%
AT&T, Inc.                                                               30         1,245
                                                                               -----------

Total Investments - 98.0%
   (Cost $48,942)                                                                  48,455
Other Assets Less Liabilities - 2.0%                                                1,012
                                                                               -----------
NET ASSETS - 100.0%                                                               $49,467
                                                                               ===========

* Non-income producing security.


Sector Allocation                             % of Net Assets
-----------------                             ---------------
Information Technology                                    19.6 %
Financials                                                17.2
Industrials                                               15.0
Health Care                                               14.2
Consumer Discrectionary                                   11.9
Energy                                                     7.7
Materials                                                  5.2
Consumer Staples                                           4.7
Telecommunication Services                                 2.5
Cash and other                                             2.0
                                              -----------------
                                                         100.0 %
                                              =================

                          See notes to Schedule of Investments.

                             BHR Institutional Funds
--------------------------------------------------------------------------------
                        Notes to Schedule of Investments
                            June 30, 2007 (Unaudited)

Note A. Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent, third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Committee using the Fair Value Procedures approved by the Board of Trustees.

Note B. Tax Disclosure - No provision for Federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2007.

The cost, unrealized appreciation and depreciation, which are book figures that approximate Federal income tax basis at June 30, 2007 for each Fund, are as follows:

                                                                                                     Net
                                                              Unrealized        Unrealized        Unrealized
                Fund                          Cost           Appreciation      Depreciation      Depreciation
-------------------------------------- ------------------- ------------------ ---------------  -----------------
Large Cap Core Growth Fund                  $  48,942            $ 558           $(1,045)          $   (487)


For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BHR Institutional Funds

By (Signature and Title)*  /s/ Peter Moran
                         -------------------------------------------------------
                           Peter Moran, President
                           (principal executive officer)

Date  August 13, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Peter Moran
                         -------------------------------------------------------
                           Peter Moran, President
                           (principal executive officer)

Date  August 13, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ John Leven
                         -------------------------------------------------------
                           John Leven, Treasurer
                           (principal financial officer)

Date  August 13, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.